FINANCING RECEIVABLES - Movement of allowance for financing receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCING RECEIVABLES
Balance at beginning of the year	¥ 51,858	¥ 40,735
Current year net provision	100,498	32,833	¥ 38,600
Write-off	(33,171)	(21,710)
Balance at end of the year	¥ 119,185	¥ 51,858	¥ 40,735